Stock Options, Non-qualified Options (FY) (Details)					3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2017 shares	Mar. 01, 2017 shares	Nov. 01, 2016 shares	Nov. 16, 2015 shares	Sep. 30, 2018 shares	Sep. 30, 2018 Installment shares	Dec. 31, 2017 Installment shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Qualified and Nonqualified Stock Options [Member]
Stock Options [Abstract]
Number of options (in shares)					0	2,322,906	1,365,400	1,211,400	1,902,609
Nonqualified Stock Options [Member] | Executives [Member]
Stock Options [Abstract]
Vesting period						4 years	4 years
Nonqualified Stock Options [Member] | Executives [Member] | Vesting One Year Following Date of Hire [Member]
Stock Options [Abstract]
Vesting percentage						25.00%	25.00%
Nonqualified Stock Options [Member] | Executives [Member] | Vesting in 36 Monthly Installments Thereafter [Member]
Stock Options [Abstract]
Vesting percentage						75.00%	75.00%
Number of monthly installments for vesting | Installment						36	36
Nonqualified Stock Options [Member] | SVP, General Counsel and Secretary [Member]
Stock Options [Abstract]
Issue date						Nov. 16, 2015	Nov. 16, 2015
25% vesting date						Oct. 30, 2016	Oct. 30, 2016
Number of options (in shares)				80,000
Nonqualified Stock Options [Member] | Chief Operating Officer [Member]
Stock Options [Abstract]
Issue date							Nov. 01, 2016
25% vesting date							Oct. 17, 2017
Number of options (in shares)			150,000
Nonqualified Stock Options [Member] | SVP, Regulatory Affairs [Member]
Stock Options [Abstract]
Issue date						Mar. 01, 2017	Mar. 01, 2017
25% vesting date						Feb. 28, 2018	Feb. 28, 2018
Number of options (in shares)		80,000
Nonqualified Stock Options [Member] | Chief Financial Officer [Member]
Stock Options [Abstract]
Issue date						Nov. 01, 2017	Nov. 01, 2017
25% vesting date						Oct. 31, 2018	Oct. 31, 2018
Number of options (in shares)	200,000